Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (104,492)	$ (140,519)	$ (131,179)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	69,401	38,319	(100,496)
Total realized and unrealized (losses) gains on derivative instruments	(35,091)	(102,200)	(231,675)
Interest Rate Swap Agreements [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(87,320)	(108,036)	(125,424)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	62,446	37,723	(86,045)
Interest Rate Swaps Terminations [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(8,140)	(10,876)	(1,319)
Foreign currency forward contracts [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(11,186)	(21,607)	(4,436)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	15,833	(418)	(16,926)
Time-charter Swap Agreement [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	2,154	0	0
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	875	0	0
Stock Purchase Warrants [Member]
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (9,753)	$ 1,014	$ 2,475